Average Annual Total Returns - Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF before tax Inception Date	Xtrackers Japan JPX-Nikkei 400 Equity ETF before tax 1 Year	Xtrackers Japan JPX-Nikkei 400 Equity ETF before tax Since Inception	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions 1 Year	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions Since Inception	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Japan JPX-Nikkei 400 Equity ETF After tax on distributions and sale of fund shares Since Inception	JPX-Nikkei 400 Index (reflects no deductions for fees, expenses or taxes) 1 Year	JPX-Nikkei 400 Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Jun. 24, 2015	19.80%	5.07%	19.32%	4.82%	12.40%	4.05%	19.64%	5.29%	21.51%	4.37%